CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 21,756	$ 17,621
Accounts receivable		928
Inventory, net	20,951	21,072
Prepaid expenses and deposits	5,999
Total current assets	48,706	39,621
Total assets	48,706	39,621
Current liabilities:
Accounts payable and accrued liabilities	1,115,473	496,626
Due to shareholder	3,758	3,758
Due to related parties	126,183	371,051
Total current liabilities	1,245,414	871,435
Total liabilities	1,245,414	871,435
Commitment and contingencies
Stockholders' equity (deficit):
Reserves	5,363,188	4,034,453
Subscription Receivable		(54,497)
Accumulated deficit	(6,336,966)	(4,628,139)
Accumulated other comprehensive loss	(1,799)	(2,764)
Total stockholders' equity (deficit) (Virax)	(974,578)	(650,682)
Non-controlling interests	(222,130)	(181,132)
Total stockholders' equity (deficit)	(1,196,708)	(831,814)
Total liabilities and stockholders' equity (deficit)	48,706	39,621
Ordinary Shares Class A
Stockholders' equity (deficit):
Ordinary Shares	304	223
Ordinary Shares Class B
Stockholders' equity (deficit):
Ordinary Shares	$ 695	$ 42